Note 6 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2015	$40,000
2016	40,000
2017	36,000
Total	$116,000